Organization	12 Months Ended
Dec. 31, 2013
Organization

(1)    Organization

Allianz Life Insurance Company of New York (the Company) is a wholly owned subsidiary of Allianz Life Insurance Company of North America (Allianz Life), which is a wholly owned subsidiary of Allianz of America, Inc. (AZOA), which is a wholly owned subsidiary of Allianz Europe B.V., which is a wholly owned subsidiary of Allianz Societas Europaea (Allianz SE), a European company domiciled in Germany.

The Company is a life insurance company licensed to sell annuity, group and traditional life and group accident and health policies in six states and the District of Columbia. Based on 2013 statutory net premium written, 99% of the Company’s business is annuity. Accident and health, and life insurance combined, amount to less than 1% of the Company’s business. The annuity business consists of variable and fixed-indexed annuities representing 99.8% and 0.2% of 2013 statutory annuity net premium written, respectively. Accident and health business comprises primarily long-term care (LTC) insurance. During 2011, the Company discontinued selling fixed annuity products. Prior to 2011, the Company had discontinued selling life and LTC products. The Company’s primary distribution channel is through broker-dealers.